Commitments (Narrative) (Details) (USD $)							0 Months Ended
	May 28, 2013 Aero Networks, LLC	May 15, 2013 Common Stock issued to a Consultant	May 15, 2013 Common Stock issued to a Consultant	Jun. 01, 2013 Consulting Fee and Signing Bonus Commitment Two Consultant	Jun. 01, 2013 Consulting Fee and Signing Bonus Commitment One Consultant	Jun. 01, 2013 Consulting Fee and Signing Bonus Commitment One Consultant	Apr. 17, 2013 Consulting Fee and Signing Bonus Commitment Agreement with Director to become President and CEO	Apr. 17, 2013 Consulting Fee and Signing Bonus Commitment Director to become the Chairman	Jun. 01, 2013 Consulting Fee and Signing Bonus Commitment Three members of Aero's Management Team
Other Commitments [Line Items]
Consulting fee per month for first year							$ 15,000	$ 10,000	$ 10,000
Consulting fee per month for second year							18,000	12,000	12,000
Consulting fee per month for third year							20,000	15,000	15,000
Consulting fee per month for six month				1,000
Consulting fee per month after six month				1,500
Consulting fee per month					5,000
Consulting fee per quarter for one year						15,000
Agreement terms							The President has the right to convert all or part of the consulting fee or outstanding accrued amount plus interest into shares of common stock of the Company	The President has the right to convert all or part of the consulting fee or outstanding accrued amount plus interest into shares of common stock of the Company
Signing bonus							$ 25,000	$ 10,000
Signing bonus terms							Signing bonus prior to the end of the first year of the agreement.	Signing bonus prior to the end of the first year of the agreement.	Upon execution of the agreement, the Company issued 100,000 shares of common stock to each of the three individuals as a signing bonus
Interest on signing bonus							1.00%	1.00%
Common stock issue price	$ 1						$ 0.01	$ 0.01	$ 1
Finders fee		10.00%	10.00%	5.00%	10.00%	10.00%
Finders fee terms

The finders’ fee shares will be calculated as a percentage of the Company’s valuation purchase price of each acquisition target as follows: (i) 1.5% for the first $2,000,000 and (ii) 0.75% on the balance.

Commission on sales				10.00%